Revision of Prior Period Financial Statements - Schedule of Statements of Financial Position (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
As Reported [Member]
Schedule of Statements of Financial Position [Line Items]
Deferred tax assets	$ 71,065
Total Non-current assets	560,582
Total assets	5,760,302
Trade and other payables	1,969,741
Total Current Liabilities	3,470,821
Total Liabilities	4,782,131
Accumulated deficit	(270,015)
Equity (deficit) attributable to owners of the Company	978,847
Total equity (deficit)	978,171	$ (27,829)	$ 303,165
Adjustment [Member]
Schedule of Statements of Financial Position [Line Items]
Deferred tax assets	7,480
Total Non-current assets	7,480
Total assets	7,480
Trade and other payables	44,002
Total Current Liabilities	44,002
Total Liabilities	44,002
Accumulated deficit	(36,522)
Equity (deficit) attributable to owners of the Company	(36,522)
Total equity (deficit)	(36,522)	(38,830)
As Revised [Member]
Schedule of Statements of Financial Position [Line Items]
Deferred tax assets	78,545
Total Non-current assets	568,062
Total assets	5,767,782
Trade and other payables	2,013,743
Total Current Liabilities	3,514,823
Total Liabilities	4,826,133
Accumulated deficit	(306,537)
Equity (deficit) attributable to owners of the Company	942,325
Total equity (deficit)	$ 941,649	$ (66,659)	$ 303,165